[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

December 31, 2009

                                             Transmitted via EDGAR on 12-31-2009

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk

RE:     The Union Central Life Insurance Company (Depositor)
        Carillon Account (1940 Act No. 811-04063) (Registrant)
        "VA I" Flexible Premium Deferred Variable Annuity (1933 Act No. 2-92146) Rule 497(j) Certification

Dear Sir or Madam:

Ameritas Life Insurance Corp. provides administrative and legal services for The Union Central Life Insurance Company and its Separate Accounts (collectively referred to as "Union Central").

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated December 31, 2009, for Carillon Account ("Separate Account"), File No. 2-92146, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 33 to the Separate Account's registration statement for File No. 2-92146 on Form N-4 filed with the SEC December 7, 2009; and

     2. The text of Post-Effective Amendment No. 33 to the Separate Account's registration statement for File No. 2-92146 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,


/s/ Ann D. Diers

Ann D. Diers
Second Vice President & Associate General Counsel